Accumulated Other Comprehensive Loss (Details) - Schedule of accumulated other comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accumulated other Comprehensive Loss [Abstract]
Change in fair value on equity investments designated as FVTOCI	$ 24,421	$ 24,355
Share of other comprehensive loss in associate	1,449	1,380
Currency translation adjustment	34,175	17,508
Balance, end of the year	$ 60,045	$ 43,243